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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-07148

Schwartz Investment Trust

(Exact name of registrant as specified in charter)

3707 West Maple Road Bloomfield Hills, Michigan	48301
(Address of principal executive offices)	(Zip code)

George P. Schwartz

Schwartz Investment Counsel, Inc.    3707 W. Maple Road    Bloomfield Hills, MI 48301

(Name and address of agent for service)

Registrant's telephone number, including area code:  (248) 644-8500

Date of fiscal year end:         December 31, 2010

Date of reporting period:       September 30, 2010

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

COMMON STOCKS - 91.7%	Shares	Market Value
Consumer Discretionary - 9.9%
Consumer Products - 4.3%
Nintendo Company Ltd. - ADR	45,000	$1,404,000

Diversified Consumer Services - 2.2%
Strayer Education, Inc.	200	34,900
Weight Watchers International, Inc.	22,500	701,775
		736,675
Specialty Retail - 1.4%
Signet Jewelers Ltd. *	15,000	476,100

Textiles, Apparel & Luxury Goods - 2.0%
Weyco Group, Inc.	14,673	355,380
Wolverine World Wide, Inc.	10,000	290,100
		645,480
Consumer Staples - 11.8%
Beverages - 0.9%
Coca-Cola Company (The)	5,000	292,600

Food & Staples Retailing - 7.2%
Sysco Corporation	45,000	1,283,400
Wal-Mart Stores, Inc.	20,000	1,070,400
		2,353,800
Food Products - 3.7%
Lancaster Colony Corporation	14,500	688,750
Nestlé S.A. - ADR	10,000	534,300
		1,223,050
Energy - 17.5%
Energy Equipment & Services - 7.6%
Atwood Oceanics, Inc. *	7,500	228,375
Ensco PLC - ADR	20,000	894,600
Nabors Industries Ltd. *	15,000	270,900
Patterson-UTI Energy, Inc.	27,500	469,700
Rowan Companies, Inc. *	10,000	303,600
Schlumberger Limited	5,000	308,050
		2,475,225
Oil, Gas & Consumable Fuels - 9.9%
BP PLC - ADR	20,000	823,400
Exxon Mobil Corporation	31,033	1,917,529
Rosetta Resources, Inc. *	7,500	176,175
Southwestern Energy Company *	10,000	334,400
		3,251,504
Financials - 30.5%
Capital Markets - 3.8%
Federated Investors, Inc. - Class B	30,000	682,800
Investment Technology Group, Inc. *	40,000	568,800
		1,251,600
Diversified Financial Services - 7.6%
Dun & Bradstreet Corporation (The)	5,000	370,700

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.7% (Continued)	Shares	Market Value
Financials - 30.5% (Continued)
Diversified Financial Services - 7.6% (Continued)
H&R Block, Inc.	100,000	$1,295,000
PICO Holdings, Inc. *	10,000	298,600
Western Union Company (The)	30,000	530,100
		2,494,400
Insurance - 19.1%
Alleghany Corporation *	2,070	627,272
Berkshire Hathaway, Inc. - Class A *	10	1,245,000
Chubb Corporation (The)	20,000	1,139,800
Markel Corporation *	1,000	344,590
Meadowbrook Insurance Group, Inc.	140,000	1,255,800
Unico American Corporation *	182,700	1,646,127
		6,258,589
Health Care - 7.3%
Pharmaceuticals - 7.3%
Johnson & Johnson	25,000	1,549,000
Pfizer, Inc.	50,000	858,500
		2,407,500
Information Technology - 13.1%
Computers & Peripherals - 0.4%
Dell, Inc. *	10,000	129,600

Electronic Equipment, Instruments & Components - 4.9%
Avnet, Inc. *	35,000	945,350
Ingram Micro, Inc. - Class A *	40,000	674,400
		1,619,750
IT Services - 3.3%
Accenture PLC - Class A	25,000	1,062,250

Software - 4.5%
Microsoft Corporation	60,000	1,469,400

Telecommunication Services - 1.6%
Diversified Telecommunication Services - 1.6%
CenturyLink, Inc.	5,000	197,300
Verizon Communications, Inc.	10,000	325,900
		523,200

Total Common Stocks (Cost $25,178,821)		$30,074,723

EXCHANGE-TRADED FUNDS - 5.2%	Shares	Market Value
iShares Barclays TIPS Bond Fund	4,000	$436,120
SPDR Gold Trust *	10,000	1,279,100
Total Exchange-Traded Funds (Cost $1,347,153)		$1,715,220

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

OPEN-END FUNDS - 0.0%	Shares	Market Value
Sequoia Fund (Cost $7,909)	61	$7,492

MONEY MARKET FUNDS - 4.7%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a) (Cost $1,529,420)	1,529,420	$1,529,420

Total Investments at Market Value - 101.6% (Cost $28,063,303)		$33,326,855

Liabilities in Excess of Other Assets - (1.6%)		(528,391)

Net Assets - 100.0%		$32,798,464

ADR	- American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2010.

See notes to Schedule of Investments.

SCHWARTZ VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

1.	Securities valuation

The securities of the Schwartz Value Fund (the “Fund”) which are traded on stock exchanges, other than NASDAQ, are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid.  Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.  Investments representing shares of other open-end investment companies are valued at their net asset value as reported by such companies. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.  Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments by security type, as of September 30, 2010:

	Level 1	Level 2	Level 3	Total

Common Stocks	$30,074,723	$-	$-	$30,074,723
Exchange-Traded Funds	1,715,220	-	-	1,715,220
Open-End Funds	7,492	-	-	7,492
Money Market Funds	1,529,420	-	-	1,529,420
Total	$33,326,855	$-	$-	$33,326,855

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.  During the quarter ended September 30, 2010, the Fund did not have any significant transfers in and out of Level 1 or Level 2.  There were no Level 2 or 3 securities or derivative instruments held by the Fund during the quarter ended or as of September 30, 2010.

SCHWARTZ VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

2.	Security transactions

Security transactions are accounted for on the trade date.  Realized gains and losses on security transactions are determined on the identified cost basis.

3.	Federal income tax

The following information is computed on a tax basis for each item as of September 30, 2010:

Cost of portfolio investments	$28,108,005

Gross unrealized appreciation	$5,793,243
Gross unrealized depreciation	(574,393)

Net unrealized appreciation	$5,218,850

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

COMMON STOCKS - 95.0%	Shares	Market Value
Consumer Discretionary - 9.8%
Diversified Consumer Services - 2.1%
Education Management Corporation *	250,000	$3,670,000

Household Durables - 0.2%
Craftmade International, Inc. *	75,000	390,000

Specialty Retail - 4.7%
Advance Auto Parts, Inc.	40,000	2,347,200
American Eagle Outfitters, Inc.	175,000	2,618,000
Lowe's Companies, Inc.	150,000	3,343,500
		8,308,700
Textiles, Apparel & Luxury Goods - 2.8%
Coach, Inc.	65,000	2,792,400
VF Corporation	25,000	2,025,500
		4,817,900
Consumer Staples - 2.4%
Food & Staples Retailing - 1.0%
Sysco Corporation	60,000	1,711,200

Personal Products - 1.4%
Avon Products, Inc.	75,000	2,408,250

Energy - 17.7%
Energy Equipment & Services - 7.1%
Halliburton Company	140,000	4,629,800
Schlumberger Limited	50,000	3,080,500
Tidewater, Inc.	50,000	2,240,500
Transocean Ltd. *	40,000	2,571,600
		12,522,400
Oil, Gas & Consumable Fuels - 10.6%
ConocoPhillips	35,000	2,010,050
Evolution Petroleum Corporation *	100,000	601,000
Exxon Mobil Corporation	80,000	4,943,200
Forest Oil Corporation *	50,000	1,485,000
Peabody Energy Corporation	50,000	2,450,500
Range Resources Corporation	70,000	2,669,100
Southwestern Energy Company *	90,000	3,009,600
Suncor Energy, Inc.	40,000	1,302,000
		18,470,450
Financials - 18.1%
Capital Markets - 2.6%
Federated Investors, Inc. - Class B	200,000	4,552,000

Commercial Banks - 1.6%
Comerica, Inc.	75,000	2,786,250

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.0% (Continued)	Shares	Market Value
Financials - 18.1% (Continued)
Diversified Financial Services - 3.0%
Western Union Company (The)	300,000	$5,301,000

Insurance - 8.8%
Alleghany Corporation *	13,260	4,018,178
Hanover Insurance Group, Inc. (The)	75,000	3,525,000
Markel Corporation *	5,000	1,722,950
Meadowbrook Insurance Group, Inc.	400,000	3,588,000
Unico American Corporation *	282,945	2,549,334
		15,403,462
Real Estate Investment Trusts - 1.0%
HCP, Inc.	50,000	1,799,000

Real Estate Management & Development - 1.1%
Kennedy-Wilson Holdings, Inc. *	175,000	1,855,000

Health Care - 13.6%
Health Care Equipment & Supplies - 6.4%
Kinetic Concepts, Inc. *	35,000	1,280,300
Stryker Corporation	120,000	6,006,000
Varian Medical Systems, Inc. *	65,000	3,932,500
		11,218,800
Health Care Providers & Services - 2.2%
Patterson Companies, Inc.	135,000	3,867,750

Life Sciences Tools & Services - 3.1%
Mettler-Toledo International, Inc. *	20,000	2,488,800
Waters Corporation *	40,000	2,831,200
		5,320,000
Pharmaceuticals - 1.9%
Abbott Laboratories	65,000	3,395,600

Industrials - 15.0%
Aerospace & Defense - 5.8%
BE Aerospace, Inc. *	90,000	2,727,900
General Dynamics Corporation	40,000	2,512,400
United Technologies Corporation	70,000	4,986,100
		10,226,400
Commercial Services & Supplies - 2.2%
Genuine Parts Company	85,000	3,790,150

Construction & Engineering - 0.6%
Foster Wheeler AG *	40,000	978,400

Electrical Equipment - 2.1%
Belden, Inc.	40,000	1,055,200
General Cable Corporation *	100,000	2,712,000
		3,767,200

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.0% (Continued)	Shares	Market Value
Industrials - 15.0% (Continued)
Machinery - 4.3%
Caterpillar, Inc.	40,000	$3,147,200
Graco, Inc.	100,000	3,173,000
Lincoln Electric Holdings, Inc.	20,000	1,156,400
		7,476,600
Information Technology - 10.0%
Communications Equipment - 2.0%
Cisco Systems, Inc. *	160,000	3,504,000

Electronic Equipment, Instruments & Components - 0.5%
Arrow Electronics, Inc. *	35,000	935,550

IT Services - 6.4%
Accenture PLC - Class A	110,000	4,673,900
International Business Machines Corporation	22,500	3,018,150
Teradata Corporation *	90,000	3,470,400
		11,162,450
Office Electronics - 1.1%
Zebra Technologies Corporation - Class A *	55,000	1,850,200

Materials - 7.8%
Chemicals - 7.8%
Balchem Corporation	105,000	3,240,300
FMC Corporation	60,000	4,104,600
Lubrizol Corporation (The)	30,000	3,179,100
Sherwin-Williams Company (The)	40,000	3,005,600
		13,529,600
Telecommunication Services - 0.6%
Diversified Telecommunication Services - 0.6%
CenturyLink, Inc.	25,000	986,500

Total Common Stocks (Cost $134,632,779)		$166,004,812

EXCHANGE-TRADED FUNDS - 2.9%	Shares	Market Value
SPDR Gold Trust * (Cost $4,115,521)	40,000	$5,116,400

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.3%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a) (Cost $4,099,456)	4,099,456	$4,099,456

Total Investments at Market Value - 100.2% (Cost $142,847,756)		$175,220,668

Liabilities in Excess of Other Assets - (0.2%)		(395,441)

Net Assets - 100.0%		$174,825,227

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2010.

See notes to Schedules of Investments.

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

COMMON STOCKS - 98.0%	Shares	Market Value
Consumer Discretionary - 10.7%
Automobiles - 1.0%
Harley-Davidson, Inc.	47,300	$1,345,212

Leisure Equipment & Products - 3.5%
Polaris Industries, Inc.	69,500	4,524,450

Specialty Retail - 3.0%
Ross Stores, Inc.	69,300	3,785,166

Textiles, Apparel & Luxury Goods - 3.2%
Coach, Inc.	95,800	4,115,568

Consumer Staples - 9.4%
Food Products - 6.2%
Kellogg Company	76,600	3,869,066
McCormick & Company, Inc.	98,300	4,132,532
		8,001,598
Household Products - 3.2%
Clorox Company (The)	61,600	4,112,416

Energy - 5.1%
Oil, Gas & Consumable Fuels - 5.1%
Exxon Mobil Corporation	41,400	2,558,106
Occidental Petroleum Corporation	50,300	3,938,490
		6,496,596
Financials - 6.7%
Capital Markets - 4.2%
Eaton Vance Corporation	68,000	1,974,720
SEI Investments Company	163,900	3,333,726
		5,308,446
Insurance - 2.5%
Brown & Brown, Inc.	160,200	3,234,438

Health Care - 18.5%
Biotechnology - 1.3%
Gilead Sciences, Inc. *	48,000	1,709,280

Health Care Equipment & Supplies - 8.5%
C.R. Bard, Inc.	43,800	3,566,634
Stryker Corporation	59,800	2,992,990
Varian Medical Systems, Inc. *	70,700	4,277,350
		10,836,974
Health Care Providers & Services - 3.6%
Patterson Companies, Inc.	55,500	1,590,075
VCA Antech, Inc. *	145,300	3,064,377
		4,654,452
Life Sciences Tools & Services - 5.1%
Dionex Corporation *	51,900	4,486,236

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.0% (Continued)	Shares	Market Value
Health Care - 18.5% (Continued)
Life Sciences Tools & Services - 5.1% (Continued)
Mettler-Toledo International, Inc. *	16,000	$1,991,040
		6,477,276
Industrials - 27.4%
Aerospace & Defense - 4.4%
General Dynamics Corporation	57,700	3,624,137
Precision Castparts Corporation	15,500	1,973,925
		5,598,062
Air Freight & Logistics - 1.8%
Expeditors International of Washington, Inc.	49,100	2,269,893

Commercial Services & Supplies - 3.3%
Rollins, Inc.	182,900	4,276,202

Electrical Equipment - 3.3%
AMETEK, Inc.	89,700	4,284,969

Machinery - 14.6%
Danaher Corporation	110,000	4,467,100
Donaldson Company, Inc.	61,400	2,893,782
Flowserve Corporation	37,000	4,048,540
Graco, Inc.	100,200	3,179,346
Toro Company (The)	72,900	4,099,167
		18,687,935
Information Technology - 20.2%
Communications Equipment - 2.8%
Cisco Systems, Inc. *	164,000	3,591,600

Computers & Peripherals - 2.6%
Hewlett-Packard Company	81,100	3,411,877

Electronic Equipment, Instruments & Components - 3.6%
Amphenol Corporation - Class A	94,200	4,613,916

IT Services - 7.2%
Accenture PLC - Class A	93,600	3,977,064
Cognizant Technology Solutions Corporation - Class A *	81,200	5,234,964
		9,212,028
Semiconductors & Semiconductor Equipment - 4.0%
Altera Corporation	170,900	5,154,344

Total Common Stocks (Cost $107,937,479)		$125,702,698

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.3%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a) (Cost $2,998,801)	2,998,801	$2,998,801

Total Investments at Market Value - 100.3% (Cost $110,936,280)		$128,701,499

Liabilities in Excess of Other Assets - (0.3%)		(372,140)

Net Assets - 100.0%		$128,329,359

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2010.

See notes to Schedules of Investments.

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

COMMON STOCKS - 96.6%	Shares	Market Value
Consumer Discretionary - 20.2%
Consumer Products - 0.5%
Nintendo Company Ltd. - ADR	20,000	$624,000

Diversified Consumer Services - 1.9%
Weight Watchers International, Inc.	75,000	2,339,250

Media - 1.3%
John Wiley & Sons, Inc. - Class A	40,000	1,634,400

Multiline Retail - 1.9%
Family Dollar Stores, Inc.	55,000	2,428,800

Specialty Retail - 9.5%
Cato Corporation (The) - Class A	100,000	2,676,000
Home Depot, Inc. (The)	123,000	3,896,640
Ross Stores, Inc.	60,000	3,277,200
Tractor Supply Company	50,000	1,983,000
		11,832,840
Textiles, Apparel & Luxury Goods - 5.1%
VF Corporation	50,000	4,051,000
Wolverine World Wide, Inc.	80,000	2,320,800
		6,371,800
Consumer Staples - 18.7%
Food & Staples Retailing - 2.7%
Sysco Corporation	120,000	3,422,400

Food Products - 7.2%
Hormel Foods Corporation	80,000	3,568,000
Kellogg Company	70,000	3,535,700
Lancaster Colony Corporation	40,000	1,900,000
		9,003,700
Household Products - 5.8%
Clorox Company (The)	55,000	3,671,800
Procter & Gamble Company (The)	60,000	3,598,200
		7,270,000
Personal Products - 3.0%
Avon Products, Inc.	115,000	3,692,650

Energy - 11.8%
Energy Equipment & Services - 4.4%
Halliburton Company	100,000	3,307,000
Schlumberger Limited	35,000	2,156,350
		5,463,350
Oil, Gas & Consumable Fuels - 7.4%
ConocoPhillips	65,000	3,732,950
Exxon Mobil Corporation	70,000	4,325,300
Peabody Energy Corporation	25,000	1,225,250
		9,283,500

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.6% (Continued)	Shares	Market Value
Financials - 11.1%
Capital Markets - 2.4%
Federated Investors, Inc. - Class B	130,000	$2,958,800

Commercial Banks - 4.0%
BB&T Corporation	75,000	1,806,000
Comerica, Inc.	30,000	1,114,500
United Bankshares, Inc.	85,000	2,115,650
		5,036,150
Insurance - 4.7%
Chubb Corporation (The)	60,000	3,419,400
HCC Insurance Holdings, Inc.	95,000	2,478,550
		5,897,950
Health Care - 10.6%
Health Care Equipment & Supplies - 7.4%
DENTSPLY International, Inc.	50,000	1,598,500
Medtronic, Inc.	65,000	2,182,700
Meridian Bioscience, Inc.	90,000	1,969,200
Stryker Corporation	70,000	3,503,500
		9,253,900
Pharmaceuticals - 3.2%
Abbott Laboratories	75,000	3,918,000

Industrials - 12.7%
Aerospace & Defense - 4.5%
General Dynamics Corporation	45,000	2,826,450
United Technologies Corporation	40,000	2,849,200
		5,675,650
Commercial Services & Supplies - 1.2%
Republic Services, Inc.	50,000	1,524,500

Electrical Equipment - 3.0%
Emerson Electric Company	70,000	3,686,200

Industrial Conglomerates - 4.0%
3M Company	40,000	3,468,400
Raven Industries, Inc.	40,000	1,515,600
		4,984,000
Information Technology - 6.3%
IT Services - 3.0%
Paychex, Inc.	135,000	3,711,150

Semiconductors & Semiconductor Equipment - 1.7%
Microchip Technology, Inc.	65,000	2,044,250

Software - 1.6%
Jack Henry & Associates, Inc.	80,000	2,040,000

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.6% (Continued)	Shares	Market Value
Materials - 5.2%
Chemicals - 5.2%
Lubrizol Corporation (The)	27,500	$2,914,175
RPM International, Inc.	180,000	3,585,600
		6,499,775

Total Common Stocks (Cost $104,100,980)		$120,597,015

MONEY MARKET FUNDS - 4.0%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a) (Cost $4,983,854)	4,983,854	$4,983,854

Total Investments at Market Value - 100.6% (Cost $109,084,834)		$125,580,869

Liabilities in Excess of Other Assets - (0.6%)		(776,669)

Net Assets - 100.0%		$124,804,200

ADR	- American Depositary Receipt.

(a)	The rate shown is the 7-day effective yield as of September 30, 2010.

See notes to Schedules of Investments.

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

COMMON STOCKS - 82.7%	Shares	Market Value
Consumer Discretionary - 15.7%
Consumer Products - 3.8%
Nintendo Company Ltd. - ADR	25,000	$780,000

Diversified Consumer Services - 4.8%
Education Management Corporation *	25,000	367,000
Weight Watchers International, Inc.	20,000	623,800
		990,800
Household Durables - 1.0%
Universal Electronics, Inc. *	10,000	208,500

Media - 1.6%
John Wiley & Sons, Inc. - Class A	7,934	324,183

Specialty Retail - 3.2%
American Eagle Outfitters, Inc.	5,000	74,800
Cato Corporation (The) - Class A	5,000	133,800
Ross Stores, Inc.	4,000	218,480
Signet Jewelers Ltd. *	7,500	238,050
		665,130
Textiles, Apparel & Luxury Goods - 1.3%
Wolverine World Wide, Inc.	9,000	261,090

Consumer Staples - 1.7%
Food Products - 1.7%
Lancaster Colony Corporation	7,400	351,500

Energy - 16.7%
Energy Equipment & Services - 9.8%
Atwood Oceanics, Inc. *	8,000	243,600
Ensco PLC - ADR	20,000	894,600
Nabors Industries Ltd. *	12,500	225,750
Patterson-UTI Energy, Inc.	25,000	427,000
Rowan Companies, Inc. *	7,500	227,700
		2,018,650
Oil, Gas & Consumable Fuels - 6.9%
Cimarex Energy Company	2,000	132,360
Exxon Mobil Corporation	16,000	988,640
Rosetta Resources, Inc. *	5,000	117,450
Southwestern Energy Company *	5,000	167,200
		1,405,650
Financials - 25.5%
Capital Markets - 3.9%
Federated Investors, Inc. - Class B	20,000	455,200
Investment Technology Group, Inc. *	25,000	355,500
		810,700
Diversified Financial Services - 9.6%
Dun & Bradstreet Corporation (The)	5,000	370,700
H&R Block, Inc.	30,000	388,500

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 82.7% (Continued)	Shares	Market Value
Financials - 25.5% (Continued)
Diversified Financial Services - 9.6% (Continued)
Leucadia National Corporation *	10,000	$236,200
PICO Holdings, Inc. *	15,000	447,900
Western Union Company (The)	30,000	530,100
		1,973,400
Insurance - 10.8%
Alleghany Corporation *	1,997	605,151
Chubb Corporation (The)	15,000	854,850
Markel Corporation *	500	172,295
Meadowbrook Insurance Group, Inc.	30,000	269,100
White Mountains Insurance Group Ltd.	1,000	308,460
		2,209,856
Real Estate Management & Development - 1.2%
St. Joe Company (The) *	10,000	248,700

Health Care - 4.2%
Pharmaceuticals - 4.2%
Endo Pharmaceuticals Holdings, Inc. *	12,000	398,880
Forest Laboratories, Inc. *	15,000	463,950
		862,830
Industrials - 1.0%
Aerospace & Defense - 1.0%
Sparton Corporation *	33,715	205,325

Information Technology - 17.9%
Communications Equipment - 0.4%
Harris Corporation	2,000	88,580

Computers & Peripherals - 1.6%
Dell, Inc. *	25,000	324,000

Electronic Equipment, Instruments & Components - 10.8%
Arrow Electronics, Inc. *	30,000	801,900
Avnet, Inc. *	40,000	1,080,400
Ingram Micro, Inc. - Class A *	20,000	337,200
		2,219,500
Internet Software & Services - 1.0%
Stamps.com, Inc. *	15,000	195,000

IT Services - 2.6%
Accenture PLC - Class A	12,500	531,125

Semiconductors & Semiconductor Equipment - 1.5%
Microchip Technology, Inc.	10,000	314,500

Total Common Stocks (Cost $14,501,635)		$16,989,019

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS - 4.5%	Shares	Market Value
iShares Barclays TIPS Bond Fund	1,500	$163,545
SPDR Gold Trust *	6,000	767,460
Total Exchange-Traded Funds (Cost $759,934)		$931,005

REPURCHASE AGREEMENTS (a) - 6.3%	Face Amount	Market Value
U.S. Bank N.A., 0.01%, dated 09/30/10, due 10/01/10, repurchase proceeds: $1,288,235 (Cost $1,288,235)	$1,288,235	$1,288,235

MONEY MARKET FUNDS - 13.7%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (b)	936,531	$936,531
Federated Treasury Obligations Fund - Institutional Shares, 0.03% (b)	936,531	936,531
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.00% (b)	936,531	936,531
Total Money Market Funds (Cost $2,809,593)		$2,809,593

Total Investments at Market Value - 107.2% (Cost $19,359,397)		$22,017,852

Liabilities in Excess of Other Assets - (7.2%)		(1,479,019)

Net Assets - 100.0%		$20,538,833

ADR	- American Depositary Receipt.

*	Non-income producing security.
(a)	Repurchase agreement is fully collateralized by $1,232,919 FGCI Pool #E99430, 4.50%, due 09/01/18. The aggregate market value of the collateral at September 30, 2010 was $1,314,143.
(b)	The rate shown is the 7-day effective yield as of September 30, 2010.

See notes to Schedules of Investments.

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

COMMON STOCKS - 87.1%	Shares	Market Value
Consumer Discretionary - 4.1%
Automobiles - 2.4%
Toyota Motor Corporation - ADR	2,500	$178,950

Consumer Products - 1.7%
Nintendo Company Ltd. - ADR	4,000	124,800

Consumer Staples - 13.7%
Beverages - 5.7%
Diageo PLC - ADR	3,000	207,030
Heineken NV - Unsponsored ADR	8,500	220,490
		427,520
Food & Staples Retailing - 2.4%
Delhaize Group - ADR	2,500	180,900

Food Products - 2.8%
Nestlé S.A. - ADR	4,000	213,720

Personal Products - 2.8%
Avon Products, Inc.	6,500	208,715

Energy - 13.5%
Energy Equipment & Services - 7.1%
Schlumberger Limited	3,000	184,830
Tidewater, Inc.	3,500	156,835
Transocean Ltd. *	3,000	192,870
		534,535
Oil, Gas & Consumable Fuels - 6.4%
Advantage Oil & Gas Ltd. *	25,000	157,750
Exxon Mobil Corporation	2,500	154,475
Suncor Energy, Inc.	5,000	162,750
		474,975
Financials - 10.3%
Commercial Banks - 3.3%
Banco Santander S.A. - ADR	5,000	63,300
Toronto-Dominion Bank (The)	2,500	180,650
		243,950
Diversified Financial Services - 2.9%
Western Union Company (The)	12,500	220,875

Insurance - 4.1%
Allianze SE - ADR	10,000	113,000
AXA S.A. - ADR	6,000	104,280
Zurich Financial Services AG - ADR	4,000	93,400
		310,680
Health Care - 4.8%
Health Care Equipment & Supplies - 2.0%
Mindray Medical International Ltd. - ADR	5,000	147,850

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.1% (Continued)	Shares	Market Value
Health Care - 4.8% (Continued)
Pharmaceuticals - 2.8%
Abbott Laboratories	4,000	$208,960

Industrials - 13.9%
Aerospace & Defense - 2.8%
United Technologies Corporation	3,000	213,690

Construction & Engineering - 1.8%
Foster Wheeler AG *	5,500	134,530

Industrial Conglomerates - 7.2%
3M Company	2,500	216,775
Koninklijke Philips Electronics NV - ADR	3,500	109,620
Siemens AG - ADR	2,000	210,800
		537,195
Road & Rail - 2.1%
Canadian National Railway Company	2,500	160,050

Information Technology - 11.5%
Communications Equipment - 2.3%
Cisco Systems, Inc. *	8,000	175,200

Electronic Equipment, Instruments & Components - 2.3%
LG Display Company Ltd. - ADR	10,000	174,400

IT Services - 4.6%
Accenture PLC - Class A	4,000	169,960
International Business Machines Corporation	1,300	174,382
		344,342
Office Electronics - 2.3%
Zebra Technologies Corporation - Class A *	5,000	168,200

Materials - 7.0%
Chemicals - 4.4%
Lubrizol Corporation (The)	1,500	158,955
Syngenta AG - ADR	3,500	174,265
		333,220
Metals & Mining - 2.6%
BHP Billiton Ltd. - ADR	2,500	190,800

Telecommunication Services - 8.3%
Diversified Telecommunication Services - 3.6%
CenturyLink, Inc.	4,000	157,840
Telefónica S.A. - ADR	1,500	111,225
		269,065
Wireless Telecommunication Services - 4.7%
América Móvil S.A.B. de C.V. - Series L - ADR	3,000	159,990

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.1% (Continued)	Shares	Market Value
Telecommunication Services - 8.3% (Continued)
Wireless Telecommunication Services - 4.7% (Continued)
Millicom International Cellular S.A.	2,000	$191,900
		351,890

Total Common Stocks (Cost $6,152,067)		$6,529,012

EXCHANGE-TRADED FUNDS - 1.7%	Shares	Market Value
SPDR Gold Trust * (Cost $116,327)	1,000	$127,910

MONEY MARKET FUNDS - 13.2%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a)	356,853	$356,853
Federated Treasury Obligations Fund - Institutional Shares, 0.03% (a)	291,089	291,089
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.00% (a)	341,893	341,893
Total Money Market Funds (Cost $989,835)		$989,835

Total Investments at Market Value - 102.0% (Cost $7,258,229)		$7,646,757

Liabilities in Excess of Other Assets - (2.0%)		(150,375)

Net Assets - 100.0%		$7,496,382

ADR	- American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2010.

See notes to Schedules of Investments.

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

U.S. TREASURY OBLIGATIONS - 24.8%	Par Value	Market Value
U.S. Treasury Inflation-Protected Notes - 5.2%
2.500%, due 07/15/16	$2,159,020	$2,445,090
2.625%, due 07/15/17	1,051,880	1,212,785
		3,657,875
U.S. Treasury Notes - 19.6%
1.000%, due 10/31/11	2,500,000	2,518,652
0.750%, due 11/30/11	2,500,000	2,512,598
1.375%, due 10/15/12	1,500,000	1,528,125
1.375%, due 03/15/13	1,500,000	1,530,825
2.375%, due 08/31/14	1,500,000	1,582,617
2.500%, due 04/30/15	3,000,000	3,180,468
2.375%, due 03/31/16	1,000,000	1,048,516
		13,901,801

Total U.S. Treasury Obligations (Cost $16,781,186)		$17,559,676

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 10.9%	Par Value	Market Value
Federal Farm Credit Bank - 5.3%
4.480%, due 08/24/12	$1,000,000	$1,073,238
4.600%, due 12/27/12	1,000,000	1,086,873
1.100%, due 09/23/13	500,000	501,050
4.500%, due 01/22/15	1,000,000	1,131,287
		3,792,448
Federal Home Loan Bank - 2.5%
2.650%, due 08/12/13	750,000	762,685
4.050%, due 11/26/13	500,000	502,635
3.740%, due 02/06/14	500,000	522,296
		1,787,616
Private Export Funding Corporation - 3.1%
5.685%, due 05/15/12	1,500,000	1,626,075
3.550%, due 04/15/13	500,000	534,753
		2,160,828

Total U.S. Government & Agency Obligations (Cost $7,378,433)		$7,740,892

CORPORATE BONDS - 39.1%	Par Value	Market Value
Consumer Discretionary - 4.0%
Home Depot, Inc. (The), 5.400%, due 03/01/16	$1,000,000	$1,138,585
Johnson Controls, Inc., 5.500%, due 01/15/16	500,000	566,589
Lowe's Companies, Inc., 5.000%, due 10/15/15	500,000	575,662
McGraw-Hill Companies, Inc. (The), 5.375%, due 11/15/12	500,000	530,575
		2,811,411
Consumer Staples - 7.2%
Avon Products, Inc., 5.625%, due 03/01/14	1,000,000	1,134,769
Clorox Company (The), 5.000%, due 01/15/15	1,000,000	1,119,764

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 39.1% (Continued)	Par Value	Market Value
Consumer Staples - 7.2% (Continued)
Hormel Foods Corporation, 6.625%, due 06/01/11	$600,000	$624,910
Procter & Gamble Company (The), 4.950%, due 08/15/14	1,000,000	1,135,220
Sysco Corporation, 4.200%, due 02/12/13	1,000,000	1,074,960
		5,089,623
Energy - 4.6%
Apache Corporation, 5.625%, due 01/15/17	1,000,000	1,156,236
ConocoPhillips, 4.750%, due 02/01/14	1,000,000	1,114,014
Halliburton Company, 5.500%, due 10/15/10	1,000,000	1,001,792
		3,272,042
Financials - 5.4%
BB&T Corporation, 4.750%, due 10/01/12	1,000,000	1,058,975
Burlington Resources Financial Company, 6.500%, due 12/01/11	500,000	531,440
Caterpillar Financial Services Corporation, 4.750%, due 02/17/15	1,000,000	1,119,139
National Rural Utilities Cooperative Finance Corporation, 4.750%, due 03/01/14	1,000,000	1,112,536
		3,822,090
Health Care - 1.5%
Stryker Corporation, 3.000%, due 01/15/15	1,000,000	1,052,980

Industrials - 5.8%
Cooper US, Inc., 5.450%, due 04/01/15	1,000,000	1,146,949
Dover Corporation, 6.500%, due 02/15/11	1,000,000	1,022,253
Eaton Corporation, 4.900%, due 05/15/13	500,000	545,828
Union Pacific Corporation, 5.125%, due 02/15/14	500,000	554,984
Union Pacific Corporation, 4.875%, due 01/15/15	750,000	833,038
		4,103,052
Information Technology - 3.2%
Hewlett-Packard Company, 6.125%, due 03/01/14	1,000,000	1,155,619
International Business Machines Corporation, 4.750%, due 11/29/12	500,000	543,658
International Business Machines Corporation, 6.500%, due 10/15/13	500,000	581,215
		2,280,492
Materials - 1.5%
Praxair, Inc., 6.375%, due 04/01/12	1,000,000	1,082,633

Telecommunication Services - 1.7%
Verizon Communications, Inc., 4.350%, due 02/15/13	500,000	539,130
Verizon Communications, Inc., 4.900%, due 09/15/15	600,000	682,825
		1,221,955
Utilities - 4.2%
Duke Energy Corporation, 3.950%, due 09/15/14	800,000	861,812
FPL Group Capital, Inc., 5.625%, due 09/01/11	1,000,000	1,043,310

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 39.1% (Continued)	Par Value	Market Value
Utilities - 4.2% (Continued)
Southern Power Company, 6.250%, due 07/15/12	$1,000,000	$1,089,210
		2,994,332

Total Corporate Bonds (Cost $26,317,888)		$27,730,610

COMMON STOCKS - 19.7%	Shares	Market Value
Consumer Discretionary - 2.7%
Specialty Retail - 1.8%
Cato Corporation (The) - Class A	19,000	$508,440
Home Depot, Inc. (The)	25,000	792,000
		1,300,440
Textiles, Apparel & Luxury Goods - 0.9%
VF Corporation	7,500	607,650

Consumer Staples - 4.7%
Food & Staples Retailing - 1.0%
Sysco Corporation	25,000	713,000

Household Products - 2.8%
Clorox Company (The)	10,000	667,600
Kimberly-Clark Corporation	11,000	715,550
Procter & Gamble Company (The)	10,000	599,700
		1,982,850
Personal Products - 0.9%
Avon Products, Inc.	20,000	642,200

Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
ConocoPhillips	12,500	717,875
Exxon Mobil Corporation	7,500	463,425
		1,181,300
Financials - 2.9%
Capital Markets - 0.9%
Federated Investors, Inc. - Class B	30,000	682,800

Commercial Banks - 1.0%
United Bankshares, Inc.	28,000	696,920

Insurance - 1.0%
Chubb Corporation (The)	12,000	683,880

Health Care - 1.1%
Pharmaceuticals - 1.1%
Abbott Laboratories	15,000	783,600

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 19.7% (Continued)	Shares	Market Value
Industrials - 2.7%
Commercial Services & Supplies - 0.6%
Genuine Parts Company	10,000	$445,900

Electrical Equipment - 1.1%
Emerson Electric Company	15,000	789,900

Industrial Conglomerates - 1.0%
3M Company	8,000	693,680

Information Technology - 1.1%
IT Services - 1.0%
Paychex, Inc.	25,000	687,250

Semiconductors & Semiconductor Equipment - 0.1%
Microchip Technology, Inc.	3,000	94,350

Materials - 1.1%
Chemicals - 1.1%
RPM International, Inc.	40,000	796,800

Utilities - 1.7%
Electric Utilities - 1.0%
Southern Company (The)	20,000	744,800

Multi-Utilities - 0.7%
NSTAR	12,000	472,200

Total Common Stocks (Cost $12,149,701)		$13,999,520

MONEY MARKET FUNDS - 8.0%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.01% (a)	3,318,728	$3,318,728
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.00% (a)	2,391,555	2,391,555
Total Money Market Funds (Cost $5,710,283)		$5,710,283

Total Investments at Market Value - 102.5% (Cost $68,337,491)		$72,740,981

Liabilities in Excess of Other Assets - (2.5%)		(1,764,685)

Net Assets - 100.0%		$70,976,296

(a)	The rate shown is the 7-day effective yield as of September 30, 2010.

See notes to Schedules of Investments.

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2010 (Unaudited)

1.	Securities valuation

The portfolio securities of the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria Opportunity Fund, the Ave Maria World Equity Fund and the Ave Maria Bond Fund (the “Funds”) which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price.  Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.  Investments representing primarily capital stock of other open-end investment companies are valued at their net asset value as reported by such companies.  Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.  Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2010 by security type:

Ave Maria Catholic Values	Level 1	Level 2	Level 3	Total

Common Stocks	$166,004,812	$-	$-	$166,004,812
Exchange-Traded Funds	5,116,400	-	-	5,116,400
Money Market Funds	4,099,456	-	-	4,099,456
Total	$175,220,668	$-	$-	$175,220,668

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Ave Maria Growth	Level 1	Level 2	Level 3	Total

Common Stocks	$125,702,698	$-	$-	$125,702,698
Money Market Funds	2,998,801	-	-	2,998,801
Total	$128,701,499	$-	$-	$128,701,499

Ave Maria Rising Dividend	Level 1	Level 2	Level 3	Total

Common Stocks	$120,597,015	$-	$-	$120,597,015
Money Market Funds	4,983,854	-	-	4,983,854
Total	$125,580,869	$-	$-	$125,580,869

Ave Maria Opportunity	Level 1	Level 2	Level 3	Total

Common Stocks	$16,989,019	$-	$-	$16,989,019
Exchange-Traded Funds	931,005	-	-	931,005
Repurchase Agreements	-	1,288,235	-	1,288,235
Money Market Funds	2,809,593	-	-	2,809,593
Total	$20,729,617	$1,288,235	$-	$22,017,852

Ave Maria World Equity	Level 1	Level 2	Level 3	Total

Common Stocks	$6,529,012	$-	$-	$6,529,012
Exchange-Traded Funds	127,910	-	-	127,910
Money Market Funds	989,835	-	-	989,835
Total	$7,646,757	$-	$-	$7,646,757

Ave Maria Bond	Level 1	Level 2	Level 3	Total

Common Stocks	$13,999,520	$-	$-	$13,999,520
U.S. Treasury Obligations	-	17,559,676	-	17,559,676
U.S. Government & Agency
Obligations	-	7,740,892	-	7,740,892
Corporate Bonds	-	27,730,610	-	27,730,610
Money Market Funds	5,710,283	-	-	5,710,283
Total	$19,709,803	$53,031,178	$-	$72,740,981

Refer to each respective Fund’s Schedule of Investments for a listing of the securities valued using Level 1 and Level 2 inputs by security type and sector type or industry type.  During the quarter ended September 30, 2010, the Funds did not have any significant transfers in and out of Level 1 or Level 2.  There were no Level 3 securities or derivative instruments held by the Funds during the quarter ended or as of September 30, 2010.

2.	Security transactions

Security transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on a specific identification basis.

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3.	Federal income tax

The following information is computed on a tax basis for each item as of September 30, 2010:

	Ave Maria	Ave Maria	Ave Maria	Ave Maria	Ave Maria	Ave Maria
	Catholic	Growth	Rising	Opportunity	World	Bond
	Values Fund	Fund	Dividend Fund	Fund	Equity Fund	Fund

Cost of portfolio investments	$143,462,042	$111,113,919	$109,390,082	$19,381,203	$7,258,229	$68,337,491

Gross unrealized appreciation	$36,456,956	$24,748,129	$19,075,584	$2,840,521	$464,327	$4,615,196
Gross unrealized depreciation	(4,698,330)	(7,160,549)	(2,884,797)	(203,872)	(75,799)	(211,706)

Net unrealized appreciation	$31,758,626	$17,587,580	$16,190,787	$2,636,649	$388,528	$4,403,490

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund and the Ave Maria Opportunity Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and due to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Schwartz Investment Trust

By (Signature and Title)*		/s/ George P. Schwartz
George P. Schwartz, President

Date	November 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ George P. Schwartz
George P. Schwartz, President

Date	November 16, 2010

By (Signature and Title)*		/s/ Timothy S. Schwartz
Timothy S. Schwartz, Treasurer

Date	November 16, 2010

* Print the name and title of each signing officer under his or her signature.